Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
• PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, the information below reflects the relationship between the executive compensation actually paid by us (“CAP”) to our CEO, as principal executive officer, and the other named executive officers (“Other NEOs”) and our financial performance for the years ended December 31, 2022, 2021 and 2020.
The disclosures included in this section are required by technical SEC rules and do not necessarily align with how the Company or the Compensation Committee views the link between our performance and the compensation of our NEOs. The Compensation Committee did not consider the required pay versus performance disclosures when making its compensation decisions for any of the years presented.
For information regarding the decisions made by our Compensation Committee with respect to the compensation of our NEOs for each fiscal year, including alignment with Company performance, please see the “Compensation Discussion and Analysis” section of the proxy statement for the fiscal years covered.
Year	Mahbod Nia		MaryAnne Gilmartin		Michael DeMarco		Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(1)	Value of Initial Fixed $100 Investment Based on(2):		Net Income Per Share(4)	Core FFO Per Share(5)
	Summary Compensation Table CEO Total	Compensation Actually Paid to CEO	Summary Compensation Table CEO Total	Compensation Actually Paid to CEO	Summary Compensation Table CEO Total	Compensation Actually Paid to CEO(1)			Total Shareholder Return	Peer Group Total Shareholder Return(3)
2022	6,928,986	4,602,019	n/a	n/a	n/a	n/a	1,748,215	1,223,006	$71.41	$57.05	$(0.63)	$0.44
2021	10,969,103	16,792,259	1,806,184	1,045,480	n/a	n/a	2,837,945	1,896,724	$82.40	$92.09	$(1.39)	$0.68
2020	n/a		1,783,244		9,779,820	(12,920,289)	2,135,277		$55.86	$55.86	$(0.70)	$1.07

(1)
In accordance with SEC rules, CAP is computed by replacing the amounts in the “Stock Awards” column of the Summary Compensation Table from the “Summary Compensation Table CEO Total” and “Average Summary Compensation Table Total for Non-CEO NEOs” columns in this table with the amounts in the “Equity Award Adjustments” column in the tables below, which includes the following amounts: (i) the fair value of as of the last day of the applicable year of unvested equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Other NEOs was computed as follows:

Year	2022	2021	2021	2020	2020
CEO	Mahbod Nia	Mahbod Nia	MaryAnne Gilmartin	MaryAnne Gilmartin	Michael DeMarco
SCT Total Compensation	6,928,986	10,969,103	1,806,184	1,783,244	9,779,820
Less: Stock and Option Award Values reported in SCT for the Covered Year ($)	4,000,000	7,866,500	760,704	508,860	3,999,999
Plus: Fair Value for Stock and Option Awards Granted in Covered Year ($)	3,576,139	13,689,656	—	—	234,479
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,825,662)	—	—	—	(8,930,503)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(77,443)	—	—	—	(814,431)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	9,189,655
	4,602,019	16,792,259	1,045,480	1,274,384	(12,920,289)
Year
Non-CEO NEO	2022	2021	2020
SCT Total Compensation	1,748,215	2,837,945	2,135,277
Less: Stock and Option Award Values reported in SCT for the Covered Year ($)	705,833	1,035,000	800,000
Plus: Fair Value for Stock and Option Awards Granted in Covered Year ($)	504,003	744,742	374,404
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(20,368)	302,144	(1,460,302)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(9,368)	267,930	(64,108)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	293,642	1,221,036	177,992
	1,223,006	1,896,724	7,279

(2)
The calculations of TSR assume an investment of $100 in each of VRE and the Peer Group REITs (as defined below) on December 31, 2019, and the reinvestment of dividends. The historical TSR information is not necessarily indicative of future performance. The data shown is based on the stock prices at the end of each year shown.

(3)
As disclosed in the Compensation Discussion & Analysis section of our proxy statement each year, the Compensation Committee considers a competitive analysis of pay levels and program design practices used by a peer group of REITs each year (the “VRE Peer Group”). The VRE Peer Group for each of the years presented in the tables above and below were as follows:

2022 VRE Peer Group:
American Asset Trust, Inc. Apartment Income REIT Corp. Apartment Investment and Management Company Armada Hoffler Properties, Inc.	Brandywine Realty Trust Centerspace Elme Communities (formerly Washington REIT) Empire State Realty Trust	Independence Realty Trust, Inc. JBG SMITH Properties Paramount Group, Inc. SL Green Realty Corp.
2021 VRE Peer Group:
American Asset Trust, Inc. Bluerock Residential Growth REIT, Inc. Brandywine Realty Trust Columbia Property Trust Corporate Office Properties Trust, Inc.	Cousins Properties Empire State Realty Trust Essential Properties Realty Trust, Inc. Highwoods Properties, Inc. Independence Realty Trust, Inc.	iStar Inc. JBG SMITH Properties Paramount Group, Inc. Piedmont Office Realty Trust Preferred Apartment Communities, Inc. Washington REIT
2020 VRE Peer Group:
Brandywine Realty Trust Columbia Property Trust Corporate Office Properties Trust, Inc. Cousins Properties	Douglas Emmett, Inc. Empire State Realty Trust Equity Commonwealth Highwoods Properties, Inc. Hudson Pacific Properties	JBG SMITH Properties Lexington Realty Trust Paramount Group, Inc. Piedmont Office Realty Trust Washington REIT

(4)
Represents net income available to common our stockholders.

(5)
Represents core funds from operations (“Core FFO”) per share. FFO is defined as net income (loss) before noncontrolling interests in Operating Partnership, computed in accordance with U.S. GAAP, excluding gains or losses from depreciable rental property transactions (including both acquisitions and dispositions), and impairments related to depreciable rental property, plus real estate-related depreciation and amortization. Core FFO is defined as FFO, as adjusted for certain items to facilitate comparative measurement of the Company’s performance over time.

Company Selected Measure Name	Core FFO
Peer Group Issuers, Footnote [Text Block]
(2)
The calculations of TSR assume an investment of $100 in each of VRE and the Peer Group REITs (as defined below) on December 31, 2019, and the reinvestment of dividends. The historical TSR information is not necessarily indicative of future performance. The data shown is based on the stock prices at the end of each year shown.
(3)
As disclosed in the Compensation Discussion & Analysis section of our proxy statement each year, the Compensation Committee considers a competitive analysis of pay levels and program design practices used by a peer group of REITs each year (the “VRE Peer Group”). The VRE Peer Group for each of the years presented in the tables above and below were as follows:

2022 VRE Peer Group:
American Asset Trust, Inc. Apartment Income REIT Corp. Apartment Investment and Management Company Armada Hoffler Properties, Inc.	Brandywine Realty Trust Centerspace Elme Communities (formerly Washington REIT) Empire State Realty Trust	Independence Realty Trust, Inc. JBG SMITH Properties Paramount Group, Inc. SL Green Realty Corp.
2021 VRE Peer Group:
American Asset Trust, Inc. Bluerock Residential Growth REIT, Inc. Brandywine Realty Trust Columbia Property Trust Corporate Office Properties Trust, Inc.	Cousins Properties Empire State Realty Trust Essential Properties Realty Trust, Inc. Highwoods Properties, Inc. Independence Realty Trust, Inc.	iStar Inc. JBG SMITH Properties Paramount Group, Inc. Piedmont Office Realty Trust Preferred Apartment Communities, Inc. Washington REIT
2020 VRE Peer Group:
Brandywine Realty Trust Columbia Property Trust Corporate Office Properties Trust, Inc. Cousins Properties	Douglas Emmett, Inc. Empire State Realty Trust Equity Commonwealth Highwoods Properties, Inc. Hudson Pacific Properties	JBG SMITH Properties Lexington Realty Trust Paramount Group, Inc. Piedmont Office Realty Trust Washington REIT

Adjustment To PEO Compensation, Footnote [Text Block]
(1)
In accordance with SEC rules, CAP is computed by replacing the amounts in the “Stock Awards” column of the Summary Compensation Table from the “Summary Compensation Table CEO Total” and “Average Summary Compensation Table Total for Non-CEO NEOs” columns in this table with the amounts in the “Equity Award Adjustments” column in the tables below, which includes the following amounts: (i) the fair value of as of the last day of the applicable year of unvested equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Other NEOs was computed as follows:

Year	2022	2021	2021	2020	2020
CEO	Mahbod Nia	Mahbod Nia	MaryAnne Gilmartin	MaryAnne Gilmartin	Michael DeMarco
SCT Total Compensation	6,928,986	10,969,103	1,806,184	1,783,244	9,779,820
Less: Stock and Option Award Values reported in SCT for the Covered Year ($)	4,000,000	7,866,500	760,704	508,860	3,999,999
Plus: Fair Value for Stock and Option Awards Granted in Covered Year ($)	3,576,139	13,689,656	—	—	234,479
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,825,662)	—	—	—	(8,930,503)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(77,443)	—	—	—	(814,431)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	9,189,655
	4,602,019	16,792,259	1,045,480	1,274,384	(12,920,289)

Non-PEO NEO Average Total Compensation Amount	$ 1,748,215	$ 2,837,945	$ 2,135,277
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,223,006	1,896,724	7,279
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
In accordance with SEC rules, CAP is computed by replacing the amounts in the “Stock Awards” column of the Summary Compensation Table from the “Summary Compensation Table CEO Total” and “Average Summary Compensation Table Total for Non-CEO NEOs” columns in this table with the amounts in the “Equity Award Adjustments” column in the tables below, which includes the following amounts: (i) the fair value of as of the last day of the applicable year of unvested equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Other NEOs was computed as follows:
Year
Non-CEO NEO	2022	2021	2020
SCT Total Compensation	1,748,215	2,837,945	2,135,277
Less: Stock and Option Award Values reported in SCT for the Covered Year ($)	705,833	1,035,000	800,000
Plus: Fair Value for Stock and Option Awards Granted in Covered Year ($)	504,003	744,742	374,404
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(20,368)	302,144	(1,460,302)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(9,368)	267,930	(64,108)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	293,642	1,221,036	177,992
	1,223,006	1,896,724	7,279

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The Compensation Committee considers the following to be the most important financial performance measures used to link compensation actually paid to company performance during the last fiscal year:
Measure	Nature
Absolute TSR	Financial Metric
Relative TSR	Financial Metric
Core FFO	Financial Metric
Same Store NOI(1)	Financial Metric

(1)
Same Store NOI represents net operating income from all in-service properties owned by the Company, excluding properties sold, disposed of, held for sale, removed from service or for any reason considered not stabilized, or being redeveloped or repositioned.

Total Shareholder Return Amount	$ 71.41	82.4	55.86
Peer Group Total Shareholder Return Amount	57.05	92.09	55.86
Net Income (Loss)	$ (0.63)	$ (1.39)	$ (0.7)
Company Selected Measure Amount	0.44	0.68	1.07
PEO Name	Mahbod Nia
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Non-GAAP Measure Description [Text Block]
(5)
Represents core funds from operations (“Core FFO”) per share. FFO is defined as net income (loss) before noncontrolling interests in Operating Partnership, computed in accordance with U.S. GAAP, excluding gains or losses from depreciable rental property transactions (including both acquisitions and dispositions), and impairments related to depreciable rental property, plus real estate-related depreciation and amortization. Core FFO is defined as FFO, as adjusted for certain items to facilitate comparative measurement of the Company’s performance over time.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same Store NOI(1)
Mahbod Nia [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,928,986	$ 10,969,103
PEO Actually Paid Compensation Amount	4,602,019	16,792,259
Mary Anne Gilmartin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,806,184	$ 1,783,244
PEO Actually Paid Compensation Amount		1,045,480	1,274,384
Michael DeMarco [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		9,779,820	9,779,820
PEO Actually Paid Compensation Amount		(12,920,289)	(12,920,289)
PEO [Member] | Mahbod Nia [Member] | Equity Award Adjustments Of Stock And Option Award Values Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,000,000	7,866,500
PEO [Member] | Mahbod Nia [Member] | Equity Awards Adjustments Of Fair Value For Stock And Option Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,576,139	13,689,656
PEO [Member] | Mahbod Nia [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,825,662)
PEO [Member] | Mahbod Nia [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(77,443)
PEO [Member] | Mary Anne Gilmartin [Member] | Equity Award Adjustments Of Stock And Option Award Values Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		760,704	508,860
PEO [Member] | Michael DeMarco [Member] | Equity Award Adjustments Of Stock And Option Award Values Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,999,999
PEO [Member] | Michael DeMarco [Member] | Equity Awards Adjustments Of Fair Value For Stock And Option Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		234,479
PEO [Member] | Michael DeMarco [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,930,503)
PEO [Member] | Michael DeMarco [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(814,431)
PEO [Member] | Michael DeMarco [Member] | Equity Awards Adjustments Of Fair Value For Stock And Option Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,189,655
Non-PEO NEO [Member] | Equity Award Adjustments Of Stock And Option Award Values Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	705,833	1,035,000	800,000
Non-PEO NEO [Member] | Equity Awards Adjustments Of Fair Value For Stock And Option Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	504,003	744,742	374,404
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,368)	302,144	(1,460,302)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,368)	267,930	(64,108)
Non-PEO NEO [Member] | Equity Awards Adjustments Of Fair Value For Stock And Option Awards Forfeited In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 293,642	$ 1,221,036	$ 177,992